RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]

The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	30,565	16,195	14,370
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$30,565	$16,195	$14,370

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$8,947	$1,260	$7,687
Series 2	16,254	520	15,734
Series 3	36,936	3,925	33,011
Series 4	14,977	45,772	(30,795)
Series 5	11,511	289	11,222
Series 6	-	-	-
	$88,625	$51,766	$36,859

Schedule Of Management Fees Paid [Table Text Block]

The partnership management fees paid by the Partnership for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	16,254
Series 3	-	-
Series 4	-	14,977
Series 5	-	11,511
Series 6	-	-
	$-	$42,742

Schedule Of Advances From Affiliate [Table Text Block]

The total advances from the affiliate of the general partner to the operating limited partnerships for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	-
Series 3	473,634	473,634
Series 4	-	-
Series 5	-	-
	$473,634	$473,634

Schedule Of General Administrative [Table Text Block]

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership were charged to each series’ operations for the years ended March 31, 2013 and 2012 as follows:

	2013	2012
Series 1	$-	$2,871
Series 2	-	2,825
Series 3	14,088	10,426
Series 4	-	7,392
Series 5	-	2,873
Series 6	-	-
	$14,088	$26,387